Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company grants equity awards, including stock options. Neither the Board of Directors nor the Talent and Compensation Committee takes material nonpublic information into account when determining the timing or terms of equity awards, nor does the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method

The vast majority of equity awards are granted as part of the long-term incentive awards in February of each year; however, the Committee may, during the course of the year, determine to grant additional equity awards, which typically have been limited and in the form of time-based RSUs or performance-based awards.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither the Board of Directors nor the Talent and Compensation Committee takes material nonpublic information into account when determining the timing or terms of equity awards, nor does the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false